Related Parties - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Service revenue	$ 863	$ 976
Total compensation and benefits	4,705	5,723	$ 4,409
Cost of service:
Compensation and benefits	836	976
General and administrative:
Change in fair value of INX Token and warrant liabilities	(2,943)	(830)	(20,133)
Service revenue [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Service revenue	863	976
Total compensation and benefits	863	976
Cost of service [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	226	226
Cost of service:
Compensation and benefits	226	226
Research and Development [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	321	465	541
Research and Development:
Compensation and benefits	263	234	465
Share-based compensation	24	190	70
INX Token-based compensation	34	41	6
Sales and marketing [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	218		843
Research and Development:
Compensation and benefits	167		369
Share-based compensation	37		176
INX Token-based compensation	14		298
General and administrative [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	3,940	5,032	3,025
Research and Development:
Compensation and benefits	2,760	2,934	2,204
Share-based compensation	884	1,702	543
INX Token-based compensation	$ 296	$ 396	$ 278